Financial Instruments - Summary of Fair Value Adjustments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Adjustments Explanatory [Line Items]
Fair value loss on cross-currency swap	$ 2,468	$ 0
Fair value loss on optional redemption	1,387	0
Contingent consideration	(406)	(952)
Total fair value adjustments	$ 3,449	$ (952)